Guarantees, commitments and risks - Value at risk - Historic simulation method (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commercial exposure
Guarantees, commitments and risks
Value at risk	€ 30,650	€ 2,910
Commercial exposure | Maximum
Guarantees, commitments and risks
Value at risk	800,390	42,760
Commercial exposure | Minimum
Guarantees, commitments and risks
Value at risk	30,650	2,910
Commercial exposure | Average
Guarantees, commitments and risks
Value at risk	261,410	23,800
Trading
Guarantees, commitments and risks
Value at risk	40	200
Trading | Maximum
Guarantees, commitments and risks
Value at risk	1,630	1,030
Trading | Minimum
Guarantees, commitments and risks
Value at risk	10	120
Trading | Average
Guarantees, commitments and risks
Value at risk	€ 360	€ 370